Commitments and Contengencies (Contingencies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			2 Months Ended	0 Months Ended
	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Jul. 21, 2011 Pending Litigation [Member] lawsuit	May 15, 2013 United States District Court, Eastern District of Virginia [Member] Subsequent Event [Member] Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of pending class action complaints				4
Litigation settlement amount					$ 97.5
Related receivable, pending corporate insurance claim	45
Legal Fees	33	67	2
Legal Fees, Gross	$ 78